John Hancock Short Duration Bond Fund Expense Example - John Hancock Bond Trust Class NAV [Member] - John Hancock Short Duration Bond Fund - Class NAV	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	151
Expense Example, with Redemption, 10 Years	$ 342